Accounting estimates and judgments	12 Months Ended
Dec. 31, 2020
Accounting estimates and judgments [Abstract]
Accounting estimates and judgments	Accounting estimates and judgments
Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Based on assumptions, PagSeguro Group makes estimates concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The main estimates and assumptions are addressed below:
3.1.    Estimated useful life of intangible assets
PagSeguro Group uses an estimated useful life to calculate and record the amortization applied to its intangible assets which may differ from the actual term over which the intangible assets are expected to generate benefits for PagSeguro Group.
The amortization of software usage rights is defined based on the effective period of the license contracted. The amortization of internally developed software is defined based on the period over which the software will generate future economic benefits for PagSeguro Group.
3.2.    Deferred income tax and social contribution
PagSeguro Group recognizes deferred income tax and social contribution based on future taxable profit estimates for the next ten years. These projections are periodically reviewed and approved by management.
3.3.    Provision for contingencies
PagSeguro Group recognizes provisions for civil, tax and labor lawsuits. The assessment of probability of loss includes assessing the available evidence and jurisprudence, the hierarchy of laws and most recent court decisions. Provisions are reviewed and adjusted to consider changes in circumstances such as the applicable limitation period, findings of tax inspections and additional exposures identified based on new issues or court decisions.
3.4. Measurement of loss allowance for expected credit losses
For accounts receivable from cards issuers, PagSeguro Group uses a provision matrix to calculate ECLs. The provision rates are based on the internal credit rating that consider external information, such as ratings given by major rating agencies and forward-looking factors specific to the debtors and the economic environment.
For loans and credit cards receivable with our clients, the provision rates are based on days past due and internal credit rating (i.e. the capacity and historical payments linked to the Client). The provision is initially based on the Group's historical observed default rates. PagSeguro periodically reassesses the premises to adjust the historical credit loss experience with prospective information every year. Therefore, if any external factor, as a representative fall-off in forecast economic indicators and unstable economic scenario indicates an increase in number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the future estimates are analyzed and adjusted.
3.5. Business combinations
Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to, and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.
For each acquisition, management's judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU's cash flows, in the computation of weighted average cost of capital ("WACC") and estimation of inflation during the identification of intangible assets with indefinite live, mainly, goodwill and developed software's, as described in Note 11.